Risk management overview	12 Months Ended
Mar. 31, 2023
Disclosure of risk management strategy related to hedge accounting [abstract]
Risk management overview

Note 16 — Risk management overview

The Company has exposure to credit, liquidity and market risks from its use of financial instruments. This note provides information about the Company’s exposure to each of these risk, the Company’s objectives, policies and processes for measuring and managing risk. Further quantitative disclosures are included throughout these consolidated financial statements.

Credit risk

Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s cash held with banks and other financial intermediaries.

The carrying amount of the cash represents the maximum credit exposure which amounted to $9,352,538 and $21,756 as at March 31, 2023 and 2022, respectively.

The Company has assessed no significant increase in credit risk from initial recognition based on the availability of funds, the regulatory and economic environment of the financial intermediary. As a result, the loss allowance recognized during the period was limited to 12 months expected credit losses. Based on historical information, and adjusted for forward-looking expectations, the Company has assessed an insignificant loss allowance on this cash balance as at March 31, 2023 and 2022, respectively.

Market risk

Market risk is the risk that changes in market conditions, such as commodity prices, foreign exchange rates, and interest rates, will affect the Company’s net income or the value of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable limits, while maximizing the Company’s returns.

Foreign exchange risk

Foreign currency exchange rate risk is the risk that the fair value of future cash flows will fluctuate as a result of changes in foreign exchange rates. The Company does not currently use foreign exchange contracts to hedge its exposure to currency rate risk as management has determined that this risk is not significant at this point in time. As such, the Company’s financial position and financial results may be adversely affected by the unfavorable fluctuations in currency exchange rates.

As at March 31, 2023 and 2022, the Company had the following monetary assets and liabilities denominated in foreign currencies:

	As of March 31,
	2023	2022
	RMB	RMB
Cash	16,667	172
AP and Accrual Liabilities	(209,270)	(26,768)

	As of March 31,
	2023	2022
	GBP	GBP
Cash	2,421,553	—
AP and Accrual Liabilities	(46,506)	—

	As of March 31,
	2023	2022
	SGD	SGD
Cash	63,141	904
AP and Accrual Liabilities	(8,361)	—

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with the financial liabilities. The Company’s financial liabilities consist of trade payables and accrued liabilities of $705,605 and $1,115,473 and due to shareholder and related party payable of $18,296 and $129,941 as of March 31, 2023, and 2022, respectively. The Company had cash of $9,352,538 and $21,756 as of March 31, 2023, and 2022. The Company’s policy is to review liquidity resources and ensure that sufficient funds are available to meet financial obligations as they become due. Further, the Company’s management is responsible for ensuring funds exist and are readily accessible to support business opportunities as they arise.

Trade payables and accrued liabilities consist of invoices payable to trade suppliers for administration and professional expenditures. The Company processes invoices within a normal payment period. Trade payables have contractual maturities of less than 90 days.

Concentration risk

There was $8,561 in revenue for the year ended March 31, 2023 and no revenue for the year ended March 31, 2022. For the year ended March 31, 2023, one customer accounted for 100% of the Company’s revenue. There was no accounts receivable from this customer as of March 31, 2023, and 2022, respectively.